Share-based compensation (Details)	12 Months Ended						0 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2013 Service-based share options USD ($)	Dec. 31, 2013 Service-based share options CNY	Dec. 31, 2012 Service-based share options USD ($)	Dec. 31, 2012 Service-based share options CNY	Dec. 31, 2011 Service-based share options USD ($)	Dec. 31, 2011 Service-based share options CNY	Nov. 14, 2009 Pre-IPO Share Incentive Plan Class B ordinary share	Feb. 28, 2009 Pre-IPO Share Incentive Plan Class B ordinary share	Jun. 19, 2007 Pre-IPO Share Incentive Plan Class B ordinary share	Aug. 14, 2010 2010 Share Incentive Plan Class B ordinary share	Nov. 22, 2013 2013 Share Incentive Plan Class B ordinary share	Dec. 31, 2013 2013 Share Incentive Plan Class B ordinary share
Summary of share options activities
Shares authorized							44,645,000		32,145,000	30,000,000	5,024,818
Number of shares reserved in the award pool for future issuance (as a percent)											2.00%
Annual increase in number of shares reserved in the award pool for future issuance (as a percent)												2.00%
Maximum number of shares reserved in the award pool for future issuance after annual increase (as a percent)												5.00%
Additional shares authorized								10,000,000
Expiration period after termination of service other than disability or death							3 months
Expiration period after termination of service due to disability or death							1 year
Vesting period	4 years	4 years
Share-based compensation expenses		69,852,854		60,985,488		80,939,792
Unamortized compensation costs related to unvested awards not yet recognized		100,613,565
Unamortized compensation costs related to unvested awards not yet recognized, weighted average period to be recognized	2 years 8 months 5 days	2 years 8 months 5 days
Compensation Expenses Capitalized		0		0		561,729
Summary of share-based option activities
Outstanding, beginning of period (in shares)	15,871,000	15,871,000
Granted (in shares)	12,700,000	12,700,000	4,615,000	4,615,000	6,075,650	6,075,650
Exercised (in shares)	(1,522,965)	(1,522,965)
Forfeited or Cancelled (in shares)	(1,120,125)	(1,120,125)
Outstanding, end of period (in shares)	25,927,910	25,927,910	15,871,000	15,871,000
Vested and expected to vest at the end of period (in shares)	24,573,403	24,573,403
Exercisable at the end of period (in shares)	6,154,085	6,154,085
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share)	$ 3.48
Outstanding, end of period (in dollars per share)	$ 2.96		$ 3.48
Vested and expected to vest (in dollars per share)	$ 2.98
Exercisable (in dollars per share)	$ 4.11
Share-based options, additional disclosure
Outstanding	3 years 3 months 22 days	3 years 3 months 22 days	3 years 1 month 13 days	3 years 1 month 13 days
Weighted Average Remaining Contractual Term, Vested and expected to vest	3 years 3 months 11 days	3 years 3 months 11 days
Weighted Average Remaining Contractual Term, Exercisable	1 year 8 months 1 day	1 year 8 months 1 day
Aggregate Intrinsic Value Outstanding (in dollars)	24,253,925		2,295,193
Aggregate Intrinsic Value, Vested and expected to vest (in dollars)	22,751,786
Aggregate Intrinsic Value, Exercisable (in dollars)	2,324,890
Expired (in shares)	0	0	0	0	0	0
Weighted-average grant date fair value of options granted (in CNY or dollars per share)	$ 0.96	5.95	$ 0.76	4.80	$ 1.88	12.13
Total intrinsic value of options exercised		19,681,115		133,116,835		21,207,817